Financial Risk Management - Summary of Net Asset Exposure (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Asset Exposure [Abstract]
Loans and financing registered in Brazil in foreign currency	R$ (3,381,959)	R$ (3,039,064)
Receivables registered in Brazil in foreign currency	10,007	10,058
Accounts payable registered in Brazil in foreign currencies	(10,543)	(11,006)
Value of the financial derivatives	3,729,691	3,295,032
Net asset exposure	R$ 347,196	R$ 255,020